INCOME TAX EXPENSE (Details 3) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Total	¥ 1,157,737,186	¥ 808,667,625	¥ 288,045,262
PRC entities
Income Tax Contingency [Line Items]
Total	1,157,657,930	817,571,481	288,610,139
Non-PRC entities
Income Tax Contingency [Line Items]
Total	¥ 79,256	¥ (8,903,856)	¥ (564,877)